United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for calendar quarter ended:  September 30, 2001

Check here if amended [ ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:                      Johnston-Lemon Group Inc.
Address:                   1101 Vermont Avenue, NW
                              Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Siging this Report on Behalf of Reporting Manager:

Name:     Kenneth I. Miller
Title:   Chief Financial Officer
Phone:   (202)842-5618

/s/ Kenneth I. Miller      Washington, DC            August 10, 2001
----------------------  ---------------------------  -----------------
(Signature)                         (City, State)    (Date)

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ ______________________________________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               _____None_____

Form 13F Information Table Entry Total:  _____69_______

Form 13F Information Table Value Total: $_80590_______
                                          (thousands)

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



COUMN 1 & COLUMN 2                           COLUMN 3      COLUMN 4      COLUMN 5           COLUMN 6     COLUMN 7 COLUMN 8
NAME OF ISSUER/TITLE OF CLASS                CUSIP         VALUE         SHARES or          INVESTMENT   OTHER
                                                           (X$1000)      PRINCIPAL AMOUNT   DISCRETION   MANGERS  SOLE SHARED NONE



Abbott Labs                                  002824100      920           17750SH           SOLE                              17750
Air Prods and Chems Inc                      009158106      365           9464SH            SOLE                               9464
AOL Time Warner Inc                          00184A105     1006           30403SH           SOLE                              30403
Alcoa Inc                                    013817101      309           9974SH            SOLE                               9974
Alltell                                      020039103      425           7339SH            SOLE                               7339
American Express                             025816109      282           9720SH            SOLE                               9720
American General Corp                        026351106      539           11600SH           SOLE                              11600
American International Group Inc             026874107     1239           15880SH           SOLE                              15880
American Tower Corp Cl A                     029912201      894           64351SH           SOLE                              64351
Appelra Corp                                 038020103      964           40000SH           SOLE                              40000
Automatic Data Processing Inc                053015103      314           6669SH            SOLE                               6669
Bank of America Corporation                  060505104     2982           51056SH           SOLE                              51056
Bellsouth Corp                               079860102      477           11480SH           SOLE                              11480
Bristol Myers Squibb Co                      110122108      433           7802SH            SOLE                               7802
Burlington Northn Sante Fe Cp                12189T104      142           5300SH            SOLE                               5300
Capital One Finl Corp                        14040H905     4281           93000SH           SOLE                              93000
Chevron Corporation                          166751107      378           4460SH            SOLE                               4460
Ciena Corp                                   171779101      206           20000SH           SOLE                              20000
Citigroup Inc                                172967101     1152           28449SH           SOLE                              28449
Conagra Inc                                  205887102      347           15450SH           SOLE                              15450
Danaher Corp Del                             235851102     2359           50000SH           SOLE                              50000
Dow Chem Co                                  260543103      219           6700SH            SOLE                               6700
Duke Energy Corp                             264399106      625           16500SH           SOLE                              16500
DuPont E I de Nemours & Co                   263534109      370           9855SH            SOLE                               9855
Electronic Data Sys New                      285661104      216           3750SH            SOLE                               3750
El Paso Corp                                 28336L109      297           7150SH            SOLE                               7150
Emerson Elec Co                              291011104      518           11000SH           SOLE                              11000
Exxon Mobil Corp                             30231G102     1584           40194SH           SOLE                              40194
Federal Home Ln Mtg Corp                     313400301     8275           127300SH          SOLE                             127300
Federal Natl Mtg Assn                        313586109     8026           100262SH          SOLE                             100262
Ford Mtr Co Del                              345370860      115           6621SH            SOLE                               6621
Gannett Inc                                  364730101      473           7870SH            SOLE                               7870
General Dynamics Corp                        369550108      283           3205SH            SOLE                               3205
General Elec Co                              369604103     1912           51402SH           SOLE                              51402
Halliburton Co                               406216101      152           6730SH            SOLE                               6730
Hewlett Packard Co                           428236103      182           11330SH           SOLE                              11330
Home Depot Inc                               437076102      216           5627SH            SOLE                               5627
Human Genome Sciences Inc                    444903108      155           5000SH            SOLE                               5000
Illinois Tool Wks Inc                        452308109      528           9750SH            SOLE                               9750
Intel Corp                                   458140100      375           18360SH           SOLE                              18360
International Business Machs                 459200101      590           6430SH            SOLE                               6430
JP Morgan Chase & Co                         46625H100      693           20303SH           SOLE                              20303
Johnson & Johnson                            478160104     1557           28100SH           SOLE                              28100
Medtronic Inc                                585055106      203           4678SH            SOLE                               4678
Merck & Co Inc                               589331107      839           12592SH           SOLE                              12592
Merrill Lynch and Co Inc                     590188249      365           9000SH            SOLE                               9000
Microsoft Corp                               594918104      242           4725SH            SOLE                               4725
Nortel Networks Corp New                     656568102       65           11585SH           SOLE                              11585
Omnicom Group Inc                            681919106      350           5385SH            SOLE                               5385
Oracle Corp                                  68389X105      237           18800SH           SOLE                              18800
Pfizer Inc                                   717081903      921           22973SH           SOLE                              22973
Provident Bankshares Corp                    743859100     1250           60365SH           SOLE                              60365
Qwest Communications Intl Inc                749121109     1168           72087SH           SOLE                              72087
Reliant Energy                               75952J108      205           7800SH            SOLE                               7800
SBC Communications Inc                       78387G103      605           12836SH           SOLE                              12836
Southern Co                                  842587107      129           5400SH            SOLE                               5400
Sun Microsystems Inc                         866810104      222           26904SH           SOLE                              26904
Suntrust Bks Inc                             867914103    12450           186943SH          SOLE                             186943
Sysco Corp                                   871829107      204           8000SH            SOLE                               8000
Target Corp                                  87612E106      318           10020SH           SOLE                              10020
Texas Instrs Inc                             882508104      150           6000SH            SOLE                               6000
Tyco Intl Ltd New                            902124106      378           8299SH            SOLE                               8299
United Technologies Corp                     913017109      615           13235SH           SOLE                              13235
Verizon Communications                       92343V104     3854           71231SH           SOLE                              71231
Wachovia Corp                                929771103     2251           72600SH           SOLE                              72600
Wal Mart Stores Inc                          931142103      236           4762SH            SOLE                               4762
Washington Post Co                           939640108     5198           10000SH           SOLE                              10000
Wells Fargo & Co New                         949746101      505           11353SH           SOLE                              11353
Worldcom Inc GA new                          8157D106       255           16970SH           SOLE                              16970
